Annual Fund Operating Expenses - CM Advisors Fixed Income Fund	Jun. 27, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.00%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.63%)	[1]
Net Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2026

[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2026 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2026 without the approval of the Board of Trustees (the “Board”) of the CM Advisors Family of Funds (the “Trust”).